PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Counselor Series Trust (Invesco Counselor Series Trust) CIK No. 0001112996 Invesco U.S. Quantitative Core Fund (the “Fund”)
Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements for the Fund as filed pursuant to Rule 497(e) under the 1933 Act on May 13, 2013 (Accession Number: 0000950123-13-003553).
Please direct any comments or questions to the undersigned or contact me at (713) 214-1968.
Very truly yours,
/s/ Stephen R. Rimes
Stephen R. Rimes
Assistant General Counsel